Results for the Period (Tables)	6 Months Ended
Jun. 30, 2018
Results for the Period
Schedule of major components of income tax benefit (expense)

	Six-Month Period ended June 30,
	2018	2017
	USD ‘000	USD ‘000
Current income tax benefit (expense)	161	(247,889)
Deferred income tax benefit (expense)	43	(23,885)

Income tax benefit (expense)	204	(271,774)

Schedule of benefit (expense) reconciliation

	Six-Month Period ended June 30,
	2018	2017
	USD ‘000	USD ‘000
Net (loss) income before tax	(5,474)	1,213,010

Tax benefit (expense) at the Company’s statutory income tax rate (22.0%)	1,204	(266,862)
Adjustments:
Non-deductible expenses for tax purposes	(2)	(22)
Effect of higher tax rate in Germany	(4)	(4,668)
Adjustment related to the prior year	161	—
Unrecognized deferred tax assets	(1,155)	(222)

Income tax benefit (expense)	204	(271,774)

Schedule of unrecognized net deferred tax assets

	June 30,	December
	2018	31, 2017
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	4,942	4,726
Share-based payment	1,752	2,304
Other (net)	(12)	—

Unrecognized deferred tax assets, net	6,682	7,030

Schedule of net (loss) income attributable to ordinary shareholders

	Six-Month Period Ended June 30, (1)
	2018	2017
	USD	USD
		Revised (2)
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted per share amounts	(5,270)	941,236

Weighted average number of ordinary shares used for basic per share amounts	94,407	542,394
Dilutive effect of outstanding options, warrants and deferred shares	—	20,027

Weighted average number of ordinary shares used for diluted per share amounts	94,407	562,421

Net (loss) income per share basic	(0.06)	1.74

Net (loss) income per share diluted	(0.06)	1.67

(1)	Amounts within the table above are in `000 except per share amounts
(2)

For purposes of computing the share and per share information above, the Share Split and the 15% Premium were deemed to have occurred on January 1, 2017 and accordingly, the amounts previously reported for the six-month period ended June 30, 2017 have been revised.